OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	December 31,
	2011	2012
	US$	US$
Long-term prepaid debt insurance cost	591	315
Long-term prepaid rental expenses	270	118
Long-term prepaid compensation cost	90	337
Deposit for financing arrangement	—	859
Unamortized service fee	—	187
Long-term prepaid guarantee fee	—	197
Total	951	2,013

On August 9, 2012, Liyuan entered into an agreement with International Far Eastern Leasing Co., Ltd. (“IEL”) to sell certain power generation assets to IEL for cash consideration of US$7,151 and simultaneously leased back the assets for three years at a monthly lease payment of US$219. The implicit interest rate on the lease payments is 6.5% per annum which is determined based on 0.35% above the benchmark interest rate announced by the People’s Bank of China for 1 to 3 years loans on August 9, 2012. As Liyuan retained substantially all of the benefits and risks from the ownership of the leased assets, the arrangement was accounted for as financing from IEL in accordance with ASC 840-40, Sale-leaseback transactions (Note15). Pursuant to the agreement, Liyuan paid a nonrefundable service fee of US$354 and a refundable deposit of US$858 to IEL. The deposit will be repaid to Liyuan at the end of the lease period.